Business Segments (Details Narrative) - Applied Digital Cloud Corporation [Member]	9 Months Ended			12 Months Ended
	Feb. 28, 2026	Feb. 28, 2026 Segment	Feb. 28, 2025 Segment	May 31, 2025	May 31, 2025 Segment	May 31, 2024 Segment
Restructuring Cost and Reserve [Line Items]
Number of reportable segment	1			1
Number of operating segment	1	1	1	1	1	1